6. EQUIPMENT	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Note 6. EQUIPMENT

6.           EQUIPMENT

		June 30, 2014		December 31, 2013
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$91,712	$66,528	$25,184	$92,057	$64,123	$27,934
Computer equipment	464,216	365,669	98,547	459,426	349,636	109,790
Field equipment	250,662	155,689	94,973	251,604	144,786	106,818
Buildings	245,616	205,727	39,889	246,540	202,139	44,401
	$1,052,206	$793,613	$258,593	$1,049,627	$760,684	$288,943